Prospectus supplement dated June 9, 2021
to the following prospectus(es):
Waddell & Reed Advisors Select Annuity prospectus dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract.
Effective on or about July 1, 2021, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Ivy Variable Insurance Portfolios – Asset Strategy: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Asset Strategy: Class II
Ivy Variable Insurance Portfolios – Balanced: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Balanced: Class II
Ivy Variable Insurance Portfolios – Core Equity: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Core Equity: Class II
Ivy Variable Insurance Portfolios – Corporate Bond: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Corporate Bond: Class II
Ivy Variable Insurance Portfolios – Energy: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Energy: Class II
Ivy Variable Insurance Portfolios – Global Equity Income: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Global Equity Income: Class II
Ivy Variable Insurance Portfolios – Global Growth: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Global Growth: Class II
Ivy Variable Insurance Portfolios – Government Money Market: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Government Money Market: Class II
Ivy Variable Insurance Portfolios – Growth: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Growth: Class II
Ivy Variable Insurance Portfolios – High Income: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy High Income: Class II
Ivy Variable Insurance Portfolios – International Core Equity: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy International Core Equity: Class II
Ivy Variable Insurance Portfolios – Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Mid Cap Growth: Class II
Ivy Variable Insurance Portfolios – Natural Resources: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Natural Resources: Class II
Ivy Variable Insurance Portfolios – Science and Technology: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Science and Technology: Class II
Ivy Variable Insurance Portfolios – Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Securian Real Estate Securities: Class II
Ivy Variable Insurance Portfolios – Small Cap Core: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Small Cap Core: Class II
Ivy Variable Insurance Portfolios – Small Cap Growth: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Small Cap Growth: Class II
PROS-0468

CURRENT NAME	UPDATED NAME
Ivy Variable Insurance Portfolios – Value: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Value: Class II
PROS-0468
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